Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2020	Jul. 01, 2019
Life Insurance Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense			$ (16)		$ (12)
Accrued interest payable and other liabilities Total			154		171
401 (k) plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total contributions			$ 293		188
Percentage of amount allowable under federal tax regulations			50.00%
Percentage of compensation contributed under federal tax regulations			6.00%
Salary Continuation Agreement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense			$ 7		8
Accrued interest payable and other liabilities Total			152		$ 170
Annual benefit for 20 years			$ 25
Duration of Annual benefit			20 years
Multi-Employer Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability	$ 110			$ 104		$ 110
CFBank's contributions				$ 29		59
Funded status								90.19%	89.69%
Total contributions						$ 138,322	$ 164,570
Percentage of amount allowable under federal tax regulations	5.00%	5.00%